FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	$ 362,448
Transfers into Level 3		1,100
Transfers out of Level 3		(1,900)
Balance at the end of period	[1]	404,805		$ 362,448
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	7,237
Balance at the end of period	[1]	8,278		7,237
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[2]	100
Balance at the end of period	[2]	100		100
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		500
Balance at the end of period		1,200		500
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	1,500
Balance at the end of period	[3]	1,500		1,500
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[2]	700
Balance at the end of period	[2]	700		700
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	1,800	[5]	2,000
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	(100)		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	(100)		0
Purchases	[4]	800		500
Sales	[4]	(1,400)		(1,300)
Issuances	[4]	1,000		1,000
Settlements	[4]	0		0
Transfers into Level 3	[4]	300		200
Transfers out of Level 3	[4]	0		(400)
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[5]	2,300		1,800
Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	0	[5]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		0
Purchases	[4]	0		0
Sales	[4]	0		(200)
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	0		0
Transfers out of Level 3	[4]	0		(200)
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[5]	0		0
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	500	[5]	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		0
Purchases	[4]	700		300
Sales	[4]	(500)		(200)
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	100		0
Transfers out of Level 3	[4]	0		(200)
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[5]	800		500
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	800	[5]	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	(100)		0
Purchases	[4]	0		0
Sales	[4]	(700)		(800)
Issuances	[4]	1,000		1,000
Settlements	[4]	0		0
Transfers into Level 3	[4]	100		0
Transfers out of Level 3	[4]	0		0
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[5]	1,100		800
Level 3 | Financial assets at fair value held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	400	[5]	200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		(100)
Purchases	[4]	100		100
Sales	[4]	(300)		0
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	200		200
Transfers out of Level 3	[4]	0		0
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[5]	400		400
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		4,000	[5]	4,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	100		0
Purchases	[4]	800		1,200
Sales	[4]	(900)		(600)
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	100		100
Transfers out of Level 3	[4]	0		(1,200)
Foreign currency translation	[4]	0		0
Balance at the end of period	[5]	3,900	[4]	4,000
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		1,200	[5]	1,800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		0
Purchases	[4]	300		700
Sales	[4]	(700)		(100)
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	0		100
Transfers out of Level 3	[4]	0		(1,200)
Foreign currency translation	[4]	0		0
Balance at the end of period	[5]	900	[4]	1,200
Level 3 | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		1,500	[5]	1,700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		0
Purchases	[4]	0		0
Sales	[4]	0		(100)
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	0		0
Transfers out of Level 3	[4]	0		0
Foreign currency translation	[4]	0		0
Balance at the end of period	[5]	1,500	[4]	1,500
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		500	[5]	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		0
Purchases	[4]	100		100
Sales	[4]	(100)		(200)
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	0		0
Transfers out of Level 3	[4]	0		0
Foreign currency translation	[4]	0		0
Balance at the end of period	[5]	500	[4]	500
Level 3 | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		700	[5]	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		0
Purchases	[4]	400		500
Sales	[4]	(200)		(200)
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	0		0
Transfers out of Level 3	[4]	0		0
Foreign currency translation	[4]	0		0
Balance at the end of period	[5]	1,000	[4]	700
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		1,300	[5]	1,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	300		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	400		0
Purchases	[4]	0		0
Sales	[4]	0		0
Issuances	[4]	700		400
Settlements	[4]	(500)		(200)
Transfers into Level 3	[4]	100		100
Transfers out of Level 3	[4]	(200)		(300)
Foreign currency translation	[4]	100		0
Balance at the end of period	[5]	1,800	[4]	1,300
Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	300	[5]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	200		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	200		0
Purchases	[4]	0		0
Sales	[4]	0		0
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	0		0
Transfers out of Level 3	[4]	0		(200)
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[5]	500		300
Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	600	[5]	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	100		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	100		100
Purchases	[4]	0		0
Sales	[4]	0		0
Issuances	[4]	600		100
Settlements	[4]	(300)		0
Transfers into Level 3	[4]	0		100
Transfers out of Level 3	[4]	(100)		(100)
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[5]	900		600
Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	400	[5]	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		(100)
Purchases	[4]	0		0
Sales	[4]	0		0
Issuances	[4]	100		200
Settlements	[4]	(200)		(100)
Transfers into Level 3	[4]	100		0
Transfers out of Level 3	[4]	0		(100)
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[5]	300		400
Level 3 | Derivative financial instruments | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	0	[5]	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		0
Purchases	[4]	0		0
Sales	[4]	0		0
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	0		0
Transfers out of Level 3	[4]	0		0
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[5]	0		0
UBS AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	362,322
Transfers into Level 3		1,100
Transfers out of Level 3		(1,900)
Balance at the end of period	[1]	404,576		362,322
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	7,237
Balance at the end of period	[1]	8,278		7,237
UBS AG | Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[2]	100
Balance at the end of period	[2]	100		100
UBS AG | Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		500
Balance at the end of period		1,200		500
UBS AG | Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	1,500
Balance at the end of period	[3]	1,500		1,500
UBS AG | Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[2]	700
Balance at the end of period	[2]	700		700
UBS AG | Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	1,800	[7]	2,000
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	(100)		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	(100)		0
Purchases	[4]	800		500
Sales	[4]	(1,400)		(1,300)
Issuances	[4]	1,000		1,000
Settlements	[4]	0		0
Transfers into Level 3	[4]	300		200
Transfers out of Level 3	[4]	0		(400)
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[7]	2,300		1,800
UBS AG | Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	0	[7]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		0
Purchases	[4]	0		0
Sales	[4]	0		(200)
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	0		0
Transfers out of Level 3	[4]	0		(200)
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[7]	0		0
UBS AG | Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	500	[7]	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		0
Purchases	[4]	700		300
Sales	[4]	(500)		(200)
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	100		0
Transfers out of Level 3	[4]	0		(200)
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[7]	800		500
UBS AG | Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	800	[7]	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	(100)		0
Purchases	[4]	0		0
Sales	[4]	(700)		(800)
Issuances	[4]	1,000		1,000
Settlements	[4]	0		0
Transfers into Level 3	[4]	100		0
Transfers out of Level 3	[4]	0		0
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[7]	1,100		800
UBS AG | Level 3 | Financial assets at fair value held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	400	[7]	200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		(100)
Purchases	[4]	100		100
Sales	[4]	(300)		0
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	200		200
Transfers out of Level 3	[4]	0		0
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[7]	400		400
UBS AG | Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	4,000	[7]	4,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	100		0
Purchases	[4]	800		1,200
Sales	[4]	(900)		(600)
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	100		100
Transfers out of Level 3	[4]	0		(1,200)
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[7]	3,900		4,000
UBS AG | Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	1,200	[7]	1,800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		0
Purchases	[4]	300		700
Sales	[4]	(700)		(100)
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	0		100
Transfers out of Level 3	[4]	0		(1,200)
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[7]	900		1,200
UBS AG | Level 3 | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	1,500	[7]	1,700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		0
Purchases	[4]	0		0
Sales	[4]	0		(100)
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	0		0
Transfers out of Level 3	[4]	0		0
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[7]	1,500		1,500
UBS AG | Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	500	[7]	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		0
Purchases	[4]	100		100
Sales	[4]	(100)		(200)
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	0		0
Transfers out of Level 3	[4]	0		0
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[7]	500		500
UBS AG | Level 3 | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	700	[7]	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		0
Purchases	[4]	400		500
Sales	[4]	(200)		(200)
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	0		0
Transfers out of Level 3	[4]	0		0
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[7]	1,000		700
UBS AG | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	1,300	[7]	1,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	300		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	400		0
Purchases	[4]	0		0
Sales	[4]	0		0
Issuances	[4]	700		400
Settlements	[4]	(500)		(200)
Transfers into Level 3	[4]	100		100
Transfers out of Level 3	[4]	(200)		(300)
Foreign currency translation	[4]	100		0
Balance at the end of period	[4],[7]	1,800		1,300
UBS AG | Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	300	[7]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	200		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	200		0
Purchases	[4]	0		0
Sales	[4]	0		0
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	0		0
Transfers out of Level 3	[4]	0		(200)
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[7]	500		300
UBS AG | Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	600	[7]	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	100		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	100		100
Purchases	[4]	0		0
Sales	[4]	0		0
Issuances	[4]	600		100
Settlements	[4]	(300)		0
Transfers into Level 3	[4]	0		100
Transfers out of Level 3	[4]	(100)		(100)
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[7]	900		600
UBS AG | Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	400	[7]	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		(100)
Purchases	[4]	0		0
Sales	[4]	0		0
Issuances	[4]	100		200
Settlements	[4]	(200)		(100)
Transfers into Level 3	[4]	100		0
Transfers out of Level 3	[4]	0		(100)
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[7]	300		400
UBS AG | Level 3 | Derivative financial instruments | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[4]	0	[7]	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4],[6]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]	0		0
Purchases	[4]	0		0
Sales	[4]	0		0
Issuances	[4]	0		0
Settlements	[4]	0		0
Transfers into Level 3	[4]	0		0
Transfers out of Level 3	[4]	0		0
Foreign currency translation	[4]	0		0
Balance at the end of period	[4],[7]	$ 0		$ 0

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]	The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments.
[3]	Bond price equivalent prior to the fourth quarter of 2020; discounted cash flow model thereafter.
[4]
Effective 1 January 2020, UBS has enhanced its disclosure of Level 3 movements by excluding from the table the impacts of instruments purchased during the period and sold prior to the end of the period. Prior-period comparatives have been restated accordingly

[5]
Total Level 3 assets as of 31 December 2020 were USD 8.3 billion (31 December 2019: USD 7.2 billion). Total Level 3 liabilities as of 31 December 2020 were USD 15.2 billion (31 December 2019: USD 12.8 billion).

[6]	Net gains / losses included in comprehensive income are composed of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income.
[7]
Total Level 3 assets as of 31 December 2020 were USD 8.3 billion (31 December 2019: USD 7.2 billion). Total Level 3 liabilities as of 31 December 2020 were USD 15.2 billion (31 December 2019: USD 12.8 billion).